Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity

  10 Equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on September 22, 2023. The original authorized share capital of the Company was US$50,000 divided into 25,000,000 Class A Ordinary Shares and 25,000,000 Class B Ordinary Shares, par value US$0.001 per share. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. Each holder of our Class A Ordinary Share is entitled to one vote per share. Each holder of our Class B Ordinary Share is entitled to 10 votes per share.

The Company issued 3,915,000 Class A Ordinary Shares and 14,085,000 Class B Ordinary Shares, which were outstanding as of December 31, 2023 and 2024.